UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09455

Nuveen New Jersey Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ)
	July 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 260	5.000%, 1/01/32	1/15 at 100.00	B3	$ 146,476
230	5.125%, 1/01/37	1/15 at 100.00	B3	129,603
490	Total Consumer Discretionary			276,079
	Consumer Staples – 5.2% (3.7% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
910	4.500%, 6/01/23	6/17 at 100.00	BBB	827,827
4,525	4.750%, 6/01/34	6/17 at 100.00	Baa3	3,121,707
1,385	5.000%, 6/01/41	6/17 at 100.00	Baa3	954,958
6,820	Total Consumer Staples			4,904,492
	Education and Civic Organizations – 11.0% (7.7% of Total Investments)
250	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	N/R	253,960
	Series 2004C, 5.500%, 7/01/23
325	New Jersey Educational Facilities Authority, Revenue Bonds, Georgian Court University, Series	7/17 at 100.00	BBB+	304,262
	2007D, 5.250%, 7/01/37
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
1,115	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A2	1,126,050
735	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A2	737,021
60	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	A1	62,582
	2004L, 5.125%, 7/01/21 – NPFG Insured
970	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/16 at 100.00	A1	966,537
	2006A, 5.000%, 7/01/36 – AMBAC Insured
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of	1/14 at 100.00	A+	1,028,540
	Technology, Series 2004B, 5.000%, 7/01/21 – AMBAC Insured
665	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender	No Opt. Call	AAA	794,143
	Option Bond Trust 3922, 13.581%, 7/01/19 (IF)
630	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University,	7/14 at 100.00	A1	655,698
	Series 2004A, 5.125%, 7/01/19 – FGIC Insured
300	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series	7/12 at 100.00	BBB+	305,424
	2002A, 5.000%, 7/01/17 – RAAI Insured
135	New Jersey Higher Education Assistance Authority Student Loan Revenue Bonds Series 2010-2,	12/20 at 100.00	Aa3	135,842
	5.000%, 12/01/30
270	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	273,564
	5.000%, 12/01/25
350	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1,	12/21 at 100.00	Aa3	361,963
	5.750%, 12/01/27 (Alternative Minimum Tax)
300	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	357,168
	Bond Trust PA-4643, 20.067%, 6/01/30 (IF) (4)
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
	Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart,
	Series 2001:
2,000	5.250%, 9/01/21	9/11 at 100.00	BBB	2,000,780
500	5.250%, 9/01/31	9/11 at 100.00	BBB	482,530
500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/12 at 101.00	BBB–	459,270
	Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University
	System, Series 2002, 5.500%, 12/01/31
10,105	Total Education and Civic Organizations			10,305,334
	Energy – 1.1% (0.7% of Total Investments)
1,000	Virgin Islands, Senior Secured Revenue Bonds, Government Refinery Facilities – Hovensa LLC	1/13 at 100.00	Baa3	991,950
	Coker, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)
	Financials – 1.8% (1.3% of Total Investments)
850	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher	11/11 at 100.00	N/R	730,975
	Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)
250	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds,	10/11 at 100.00	Ba1	251,050
	Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14
750	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Ba2	733,298
	Project, Series 2002, 5.750%, 10/01/21
1,850	Total Financials			1,715,323
	Health Care – 18.4% (12.8% of Total Investments)
310	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	8/14 at 100.00	BBB	288,554
	2004A, 5.750%, 2/15/34
560	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	A1	567,823
	Series 2008A, 5.000%, 7/01/27
370	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AA+	417,360
	Tender Option Bond Trust 3018, 19.701%, 7/01/38 – AGC Insured (IF)
850	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BBB–	851,836
	University Hospital, Refunding Series 2011, 6.000%, 7/01/26 (WI/DD, Settling 8/09/11)
865	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	846,515
	Medical Center, Series 2007, 5.000%, 7/01/37
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical	7/17 at 100.00	Aa3	1,523,355
	Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured
130	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	Baa3	121,802
	Hospital, Series 2005A, 5.500%, 7/01/36
440	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	409,763
	Center, Series 2006B, 5.000%, 7/01/36
180	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	171,761
	Center, Series 2006, 5.125%, 7/01/35
3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System	1/12 at 100.00	A2	3,499,895
	Obligated Group, Series 2001, 5.625%, 7/01/31
445	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	BBB–	379,532
	Care System, Series 2006A, 5.000%, 7/01/29
700	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB–	710,598
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
895	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health	7/13 at 100.00	N/R	845,730
	System, Series 2003, 5.000%, 7/01/23 – RAAI Insured
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	1,535,760
	Series 2003, 5.500%, 7/01/33
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Series 2006:
665	5.000%, 7/01/36	7/16 at 100.00	A2	640,222
615	5.000%, 7/01/46	7/16 at 100.00	A2	579,164
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Burdette	1/12 at 100.00	A3	2,500,925
	Tomlin Memorial Hospital, Series 1999, 5.500%, 7/01/29
1,270	New Jersey Health Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AA+	1,269,009
	2007-I, 5.000%, 7/01/38 – AGC Insured
17,795	Total Health Care			17,159,604
	Housing/Multifamily – 0.9% (0.6% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project,
	Series 2010A:
560	5.750%, 6/01/31	6/20 at 100.00	Baa3	551,488
300	5.875%, 6/01/42	6/20 at 100.00	Baa3	288,228
860	Total Housing/Multifamily			839,716
	Housing/Single Family – 5.4% (3.7% of Total Investments)
5,000	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds,	10/21 at 100.00	Aa1	5,017,900
	Series 2011A, 4.650%, 10/01/29
	Long-Term Care – 2.7% (1.9% of Total Investments)
585	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	494,249
	Evergreens Project, Series 2007, 5.625%, 1/01/38
250	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at	11/14 at 100.00	N/R	244,443
	Wards Homestead, Series 2004A, 5.800%, 11/01/31
	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New
	Jersey, Series 2001:
1,000	6.000%, 6/01/25	12/11 at 102.00	A–	1,019,750
335	5.500%, 6/01/31	12/11 at 102.00	A–	337,124
500	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey	1/12 at 100.00	BB+	427,370
	Obligated Group, Series 1998, 5.125%, 7/01/25
2,670	Total Long-Term Care			2,522,936
	Tax Obligation/General – 4.1% (2.9% of Total Investments)
1,000	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	A2	1,053,690
	AMBAC Insured
1,100	Linden, New Jersey, General Obligation Bonds, Refunding Series 2011, 4.000%, 5/01/23	5/21 at 100.00	AA–	1,123,595
300	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010,	8/20 at 100.00	AA	328,077
	5.000%, 8/01/27
1,350	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.250%, 7/01/27 –	1/12 at 100.00	AA+	1,350,432
	AGM Insured
3,750	Total Tax Obligation/General			3,855,794
	Tax Obligation/Limited – 32.7% (22.8% of Total Investments)
600	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	710,958
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
1,745	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003,	12/13 at 100.00	AA	1,892,522
	5.000%, 12/01/18 – NPFG Insured
1,000	Camden County Improvement Authority, New Jersey, County Guaranteed Lease Revenue Bonds, Series	9/15 at 100.00	AA+	1,135,780
	2005A, 5.000%, 9/01/16 – AGM Insured
1,100	Casino Reinvestment Development Authority, New Jersey, Hotel Room Fee Revenue Bonds, Series	1/15 at 102.00	A–	1,193,940
	2004, 5.250%, 1/01/16 – AMBAC Insured
620	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	Aa2	704,791
	2007, 5.250%, 12/15/22 – AMBAC Insured
815	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	974,210
	Series 2005C, 5.125%, 11/01/18 – AGM Insured
1,785	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/27	6/16 at 100.00	A+	1,822,431
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
615	5.500%, 6/15/24	6/12 at 100.00	BBB	607,146
600	5.750%, 6/15/29	6/14 at 100.00	BBB	597,306
1,200	5.750%, 6/15/34	6/14 at 100.00	BBB	1,151,316
1,200	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	A	1,311,936
	2004A, 5.250%, 7/01/15 – NPFG Insured
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District
	Management Corporation Project, Series 2007:
65	5.125%, 6/15/27	6/17 at 100.00	Baa3	61,125
115	5.125%, 6/15/37	6/17 at 100.00	Baa3	100,627
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
615	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A+	616,089
1,235	5.000%, 9/01/37	9/17 at 100.00	A+	1,237,186
525	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital	No Opt. Call	AA+	587,365
	Improvement Fund, Refunding Series 2005A, 5.000%, 9/01/15 – AGM Insured
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
925	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	A+	999,500
1,400	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	A+	1,436,638
250	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A+	252,960
	Transformatiom Program, Series 2008A, 5.250%, 10/01/38
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
350	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	Aa3	389,459
610	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	Aa3	667,450
6,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A+	1,922,700
	Appreciation Series 2010A, 0.000%, 12/15/30
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A+	1,477,931
	2006A, 5.500%, 12/15/22
1,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	A+	1,505,127
	5.500%, 12/15/16 – NPFG Insured
1,280	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AA+	1,371,853
	5.000%, 6/15/19 – AGM Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
3,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA+	812,610
3,500	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA+	880,705
6,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA+	1,403,460
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	12/17 at 100.00	A+	1,031,600
	5.000%, 12/15/26 – AMBAC Insured
800	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A+	858,840
	5.000%, 12/15/24
405	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	A3	339,787
	2006A, 4.500%, 7/01/36 – CIFG Insured
550	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	550,352
	Lien Series 2010B, 5.250%, 10/01/29
42,505	Total Tax Obligation/Limited			30,605,700
	Transportation – 23.4% (16.3% of Total Investments)
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
1,000	5.000%, 1/01/25 – NPFG Insured	1/15 at 100.00	A1	1,032,140
1,000	5.000%, 1/01/26 – NPFG Insured	1/15 at 100.00	A1	1,029,240
500	5.000%, 1/01/27 – NPFG Insured	1/15 at 100.00	A1	514,780
500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A–	502,880
	5.000%, 1/01/40
900	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/11 at 100.00	B	900,594
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	Aa3	1,109,660
	Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured
1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	9/15 at 100.00	A1	1,058,290
	Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured
50	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	59,605
3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	3,196,410
300	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA+	341,637
1,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	1,014,030
240	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200	5/20 at 100.00	Aa3	243,982
	Hospital Plaza Project, Series 2010, 5.000%, 5/01/42
1,500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	No Opt. Call	Aa2	1,543,815
	Series 2005, 5.000%, 12/01/34
310	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA+	358,757
	Eighth Series 2008, Trust 2920, 18.022%, 8/15/32 – AGM Insured (IF)
500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	1/14 at 101.00	Aa2	513,470
	Thirty-Fourth Series 2004, 5.000%, 7/15/34
5,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/11 at 100.00	Baa1	4,992,950
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)
3,435	South Jersey Transportation Authority New Jersey, Transportation System Revenue Bonds, Series	11/11 at 100.00	A–	3,445,305
	1999, 5.125%, 11/01/22 – AMBAC Insured
21,235	Total Transportation			21,857,545
	U.S. Guaranteed – 11.6% (8.1% of Total Investments) (5)
385	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	A– (5)	455,832
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured
690	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	A2 (5)	781,487
	2004L, 5.125%, 7/01/21 (Pre-refunded 7/01/14) – NPFG Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University,
	Series 2005F:
700	5.000%, 7/01/17 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	813,442
1,000	5.000%, 7/01/24 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	1,162,060
520	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	604,271
625	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C,	7/14 at 100.00	A+ (5)	704,831
	5.000%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured
890	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System	7/13 at 100.00	N/R (5)	965,988
	Obligated Group, Series 2003A, 5.375%, 7/01/33 (Pre-refunded 7/01/13)
1,350	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/12 at 100.00	A2 (5)	1,419,714
	System, Series 2002, 5.875%, 7/01/21 (Pre-refunded 7/01/12)
845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	No Opt. Call	N/R (5)	1,010,375
	Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
130	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	158,990
20	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (5)	24,634
905	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	1,011,147
375	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	AA– (5)	417,589
	5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
85	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	89,253
1,125	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,230,356
9,645	Total U.S. Guaranteed			10,849,969
	Utilities – 2.8% (2.0% of Total Investments)
1,510	Industrial Pollution Control Financing Authority of Cape May County (New Jersey), Pollution	No Opt. Call	A	1,870,301
	Control Revenue Refunding Bonds, 1991 Series A (Atlantic City Electric Company Project),
	6.800%, 3/01/21 – NPFG Insured
750	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public	No Opt. Call	Baa1	765,008
	Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12
2,260	Total Utilities			2,635,309
	Water and Sewer – 22.0% (15.3% of Total Investments)
225	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	225,452
	6.000%, 7/01/25
4,635	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water	11/11 at 100.00	A	4,635,278
	Company, Series 1997B, 5.375%, 5/01/32 – FGIC Insured (Alternative Minimum Tax)
7,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water	2/12 at 100.00	A	6,694,660
	Company, Series 1998, 5.350%, 2/01/38 – NPFG Insured (Alternative Minimum Tax)
250	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	5/20 at 100.00	A	254,475
	Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)
320	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	11/20 at 100.00	A	317,114
	Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)
15,840	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2001A,	No Opt. Call	Baa1	8,408,664
	0.000%, 8/01/23 – NPFG Insured
28,270	Total Water and Sewer			20,535,643
$ 154,255	Total Investments (cost $134,255,532) – 143.4%			134,073,294
	MuniFund Term Preferred Shares, at Liquidation Value – (48.0)% (6)			(44,861,000)
	Other Assets Less Liabilities – 4.6%			4,270,716
	Net Assets Applicable to Common Shares – 100%			$ 93,483,010

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$134,073,294	$ —	$134,073,294

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $134,214,188.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 3,125,452
Depreciation	(3,266,346)
Net unrealized appreciation (depreciation) of investments	$ (140,894)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investor Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.5%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2011